WARRANTS (Details) - USD ($)			9 Months Ended	12 Months Ended
	May 16, 2019	Sep. 01, 2017	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Promissory Note [Member]
Warrants
Amortization of debt discount	$ 2,138,889
Interest expense on debt					$ 1,314,301
Class A Common stock | Tailwind Acquisition Corp [Member]
Warrants
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)			60.00%	60.00%
Threshold trading days for calculating Market Value			20 days	20 days
Class A Common stock | Maximum | Tailwind Acquisition Corp [Member]
Warrants
Newly Issued Price (in dollars per share)			$ 9.2	$ 9.2
Public Warrants | Tailwind Acquisition Corp [Member]
Warrants
Class of warrant or right outstanding			16,710,785	16,710,785
Warrants exercisable term after the completion of a business combination			30 days	30 days
Warrants exercisable term from the closing of the public offering			12 months	12 months
Threshold maximum period for filing registration statement after business combination			20 days	20 days
Threshold maximum period for registration statement to become effective after business combination			60 days	60 days
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00 | Tailwind Acquisition Corp [Member]
Warrants
Redemption price per warrant (in dollars per share)			$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants			30 days	30 days
Stock price trigger for redemption of warrants (in dollars per share)			$ 18	$ 18
Threshold trading days for redemption of warrants			20 days	20 days
Threshold consecutive trading days for redemption of warrants			30 days	30 days
Threshold number of trading days before sending notice of redemption to warrant holders			3 days	3 days
Newly Issued Price (in dollars per share)			$ 18	$ 18
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)			115.00%	115.00%
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $10.00 | Tailwind Acquisition Corp [Member]
Warrants
Redemption price per warrant (in dollars per share)			$ 0.1	$ 0.1
Minimum threshold written notice period for redemption of public warrants			30 days	30 days
Stock price trigger for redemption of warrants (in dollars per share)			$ 10	$ 10
Threshold trading days for redemption of warrants			20 days	20 days
Threshold consecutive trading days for redemption of warrants			30 days	30 days
Threshold number of trading days before sending notice of redemption to warrant holders			3 days	3 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)			180.00%	180.00%
Private Placement Warrants | Tailwind Acquisition Corp [Member]
Warrants
Class of warrant or right outstanding			9,700,000	9,700,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days	30 days
Private Placement Warrants | Redemption of Warrants when price per share of Class A common stock is less than $18.00 | Tailwind Acquisition Corp [Member]
Warrants
Stock price trigger for redemption of warrants (in dollars per share)			$ 18	$ 18
Threshold trading days for redemption of warrants			20 days	20 days
Threshold consecutive trading days for redemption of warrants			30 days	30 days
Warrants [Member]
Warrants
Warrants issued to purchase shares of common stock	3,500,000	500,000
Warrants excericse price per share	$ 2.24	$ 2.2
Warrants expiration date	May 16, 2024	Aug. 31, 2027